Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 20 – Subsequent events

Loan Agreement and Share Cancellation

On July 25, 2025, the Company entered into a series of related agreements with BTC KZ, a company organized under the laws of Kazakhstan, and Ulife Media and Production International Limited (“ULife”), a wholly owned subsidiary of BTC KZ, in connection with the restructuring of the payment of consideration under a prior purchase agreement dated February 26, 2025 (see Note 16 for details) involving the acquisition of certain cryptocurrency mining machines (the “Transaction”). As disclosed in Note 15, the Company had agreed to pay to ULife a total of $9,000,000 in cash and 650,000 restricted Class A ordinary shares for the purchase of Equipment. $3,400,000 of the Cash Consideration had been paid as of the date of this report.

Due to regulatory concerns surrounding the issuance of the Share Consideration, the parties mutually agreed to cancel the Share Consideration and restructure the unpaid balance into a secured term loan arrangement. As part of this restructuring, the Company entered into a secured term loan agreement with BTC KZ (the “Loan Agreement”) pursuant to which BTC KZ agreed to lend the Company $31,600,000 (the “Loan”). The Loan bears interest at a rate of 5% per annum, matures on July 24, 2028, and is repayable in equal quarterly installments of $2.85 million beginning September 30, 2025. The Company is also required to prepay the outstanding balance of the Loan with at least 50% of the net proceeds from any public or private equity offering. In connection with the Loan, the Company issued a promissory note to BTC KZ in the principal amount of $31,600,000 (the “Note”). To secure the Company’s obligations under the Loan and the Note, the parties entered into a security agreement granting BTC KZ a first-priority security interest in the Equipment. The Equipment remains hosted in Kazakhstan pursuant to a hosting agreement dated March 20, 2025, between the Company and BTC KZ.

In addition, the Company, BTC KZ, and ULife entered into a redemption and share cancellation agreement (the “Share Cancellation Agreement”) pursuant to which the Share Consideration previously issued to ULife were redeemed and cancelled effective as of August 6, 2025. Following such cancellation, ULife relinquished all ownership and rights in the cancelled shares.

These events occurred subsequent to the reporting period ended June 30, 2025, and are considered non-adjusting subsequent events. Accordingly, no adjustments have been made to the Company’s consolidated financial statements as of and for the year ended June 30, 2025.

August 2025 Securities Purchase Agreement

On August 13, 2025, the Company entered into securities purchase agreements (the “SPA 9”) with certain institutional investors for the purchase and sale of 458,000 Class A ordinary shares (the “Ordinary Shares”) at a purchase price of $14.00 per share, together with warrants to purchase up to 458,000 Ordinary Shares (the “Warrants”) at an initial exercise price of $0.56 per share (the “Offering”). The Warrants will be immediately exercisable and will expire 5 years from the date of issuance. The Warrants may, at any time following the closing of this Offering and in the holders’ sole discretion, be exercised in whole or in part by means of a zero exercise price option, in which the holders will receive two (2) times the number of Ordinary Shares that would be issuable upon a cash exercise of the Warrant, without payment of additional consideration. In addition, the exercise price for the Warrants will be adjusted downward on the first trading day following the closing of this Offering to the price that is equal to 50% of the initial exercise price of the Warrants; and upon each adjustment to the exercise price for the Warrants, the number of issuable warrant shares will be proportionately increased so that the nominal aggregate exercise price of the Warrants will remain the same. Gross proceeds, before deducting placement agent fees and other Offering expenses, are expected to be approximately $6.4 million.

Concurrently with the execution of the SPA 9, the officers and directors of the Company and shareholders of the Company holding 5% or more of the Company’s Ordinary Shares entered into lock-up agreements, pursuant to which they have agreed, among other things, not to sell or dispose of any Ordinary Shares which are or will be beneficially owned by them for thirty (30) days following the closing of the Offering.

In addition, the Company entered into an agreement with certain existing investors holding Convertible Notes issued by the Company in January 2025, pursuant to which such investors have agreed to waive certain rights in consideration of the Company issuing to such investors approximately 0.1 million additional warrants to purchase Ordinary Shares, identical in all respects to the Warrants issued in the Offering.

Upon satisfaction of customary closing conditions, the Offering was consummated on August 14, 2025.

FT Global Capital, Inc. v. Zeta Network Group (Index No. 659090/2025, Supreme Court of the State of New York, New York County)

On October 13, 2025, FT Global Capital, Inc. (“FT Global”) filed a summons and complaint against Zeta Network Group, asserting claims for breach of contract, specific performance, unjust enrichment, and quantum meruit arising from two financing transactions completed in August 2025 (the “August 2025 Financing”) and October 2025 (the “October 2025 Financing”). The complaint alleges, among other things, that the Company breached an exclusivity provision relating to the August 2025 Financing and a twelve-month “tail-rights” clause relating to the October 2025 Financing.

FT Global seeks approximately $538,840 in cash and warrants to purchase 572,500 shares with respect to the August 2025 Financing, and approximately $1,137,515 in cash and warrants to purchase 750,000 shares with respect to the October 2025 Financing, plus attorneys’ fees, costs, and interest. No non-monetary relief other than the alleged warrant issuance has been requested. The Company does not have insurance coverage for this matter.

Following the amendment to the confidential settlement agreement between the parties on October 31, 2025, all issues relating to the August 2025 Financing have been resolved. Only the portion of FT Global’s claim relating to the October 2025 Financing remains pending. Zeta’s answer to the complaint has not yet been filed, and a preliminary conference is scheduled for November 25, 2025.

The Company intends to contest the remaining claim vigorously. Given the early stage of the litigation, management is unable at this time to determine the likelihood of an unfavorable outcome or to reasonably estimate a potential range of loss.

Zeta intends to contest the remaining claim vigorously. Given the early stage of the litigation, we cannot form a conclusion at this time regarding the likelihood of an unfavorable outcome or estimate a range of potential loss.

Placement Agency Agreement

The Company entered into certain placement agency agreement dated August 13, 2025, with Maxim Group LLC, as sole placement agent (the “Placement Agent”). The Company agreed to pay the Placement Agent an aggregate fee equal to 6.5% of the gross proceeds raised in the Offering. The Company also agreed to reimburse the Placement Agent $50,000 for the reasonable and accounted fees and expenses of legal counsel.

Shares Reverse Split

Effective August 22, 2025, the Company effected a 25-for-1 reverse share split of its Class A and Class B ordinary shares. All share amounts have been retroactively restated to reflect the alteration of the authorized issued share capital of the Company.

Payoff Letter Agreement

On September 4, 2025, the Company entered into a Payoff Letter Agreement (the “Agreement”) with each of the holders (the “Holders”) of the Company’s outstanding convertible notes (the “Notes”) originally issued on January 16, 2025 pursuant to that certain Securities Purchase Agreement dated September 27, 2024, as amended. Pursuant to the Agreement, the Company and the Holders agreed to fully and finally settle the remaining outstanding principal balances of the Notes through a one-time conversion into Class A ordinary shares, par value $0.0025 per share (the “Conversion Shares”), at a fixed conversion price of US$1.15 per share.

Settlement Agreement

On September 22, 2025 (“Effective Date”), the Company and FTGC entered into a settlement agreement (“Settlement Agreement”), pursuant to which the Company and FTGC agreed to resolve their differences and settle their dispute regarding the cash and warrants placement agent fees claimed by FTGC. Under the Settlement Agreement, both parties agreed to settle these claims through i) a cash payment of $450,000 (“First Cash Payment”), and ii) the issuance of 14,320 of the Company’s Class A ordinary shares (“Share Issuance”), subject to the Court granting an order authorizing issuance of the securities subject of this paragraph after a hearing pursuant to Section 3(a)(10) of the Securities Act, 15 U.S.C. §77c(a)(10) (the “Section 3(a)(10) Order”). See Note 17 - Commitments and contingencies for details.

On October 31, 2025, the Company and FTGC entered into an amendment to the Settlement Agreement (“Amendment”), pursuant to which both parties agreed that, upon the Company’s lump-sum payment of $950,000 to FTGC, i) the Settlement Agreement and the Amendment shall be deemed fully satisfied and terminated, ii) the Judgement shall be deemed fully satisfied, iii) FTGC shall withdraw and discharge all enforcement instruments or restraints issued in connection with the Judgment, and iv) FTGC shall cease all collection, enforcement, or restraint activity of any kind related to the Judgment or the Settlement Agreement. The release shall include any claims, defenses, or rights arising from or relating to (i) the Company’s financing occurred on or about October 9, 2025, and (ii) the 12-month period of the exclusive placement agent agreement shall remain unaffected and expressly preserved.

October 2025 Securities Purchase Agreement

On October 7, 2025, the Company entered into a securities purchase agreement (the “SPA 10”) with certain institutional investors named thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “Offering”): (i) 800,000 Class A ordinary shares, par value $0.0025 per share (the “Class A Ordinary Shares”) of the Company (the “Shares”), at a purchase price of $1.00 per share; and (ii) pre-funded warrants to purchase up to 14,200,000 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $ 0.9975 per Pre-Funded Warrant. The Offering closed on October 9, 2025. The Company received approximately $15 million in gross proceeds from the Offering, before deducting placement agent fees and estimated offering expenses.

The Pre-Funded Warrants were sold to the Purchasers, whose purchase of the Shares in the Offering would otherwise have resulted in the Purchasers, together with its affiliates and certain related parties, beneficially owning more than 9.99% of the outstanding share capital of the Company following the consummation of the Offering. Each Pre-Funded Warrant represents the right to purchase one Class A Ordinary Share at an exercise price of $0.0025 per share. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full. As of the date of this report, the Purchasers have exercised the Pre-Funded Warrants to purchase an aggregate of 800,000 Class A Ordinary Shares, and the Company has issued to the Purchasers 800,000 Class A Ordinary Shares in accordance with the terms of the Pre-Funded Warrants.

In addition, the Company agreed that for a period of forty five (45) calendar days from the closing date of the Offering, it will not: (i) issue, enter into any agreement to issue or announce the issuance or proposed issuance of any Class A Ordinary Shares or equivalent securities; or (ii) file any registration statement or amendment or supplement thereto (other than the Prospectus Supplement, or on Form S-8 or in connection with any employee benefit plan). In addition, the Company agreed that it will not conduct any sales of Class A Ordinary Shares or equivalent securities involving a variable rate transaction (as defined in SPA 10) for a period of forty-five (45) calendar days from the closing date of the Offering, subject to certain exceptions as described in the SPA 10.

Placement Agency Agreement

On October 7, 2025, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Univest Securities, LLC (“Univest” or the “Placement Agent”), pursuant to which the Company engaged Univest as the exclusive placement agent in connection with the Offering. The Placement Agent agreed to use its reasonable best efforts to arrange for the sale of the Shares and the Pre-Funded Warrants. In addition, under the Placement Agency Agreement the Company agreed to pay the Placement Agent a placement agent fee in cash equal to seven percent (7%) of the aggregate gross proceeds raised from the sale. The Company also agreed to reimburse the Placement Agent at closing for legal and other expenses incurred by them in connection with the Offering in an amount not to exceed $50,000.

October 15, 2025 Securities Purchase Agreement

On October 15, 2025, the Company entered into a securities purchase agreement with certain investors (the “Purchasers”) pursuant to which the Company agreed to issue and sell to each Purchaser in a private placement offering an aggregate of $230,837,060 of the Company’s units (the “Units”), each unit consisting of one Class A ordinary share, par value of $0.0025 per Class A Ordinary Share, and one warrant entitling the Purchaser of a Unit to purchase one Class A Share, at an offering price of $1.7 per Unit. The warrants are immediately exercisable for 60 months after issuance at an exercise price of $2.55 per Share. The gross proceeds of the Offering are payable by 2,000 SolvBTC, a 1:1 wrapped Bitcoin-backed token issued by Solv Protocol, an on-chain Bitcoin reserve providing institutional mechanisms for the productive use of Bitcoin holdings. The Company received aggregated gross proceeds of $230,837,060 from the offering.

Shares Cancellation for Copyright Agreement

On October 15, 2025, the Company cancelled the 90,000 restricted Class A Ordinary Shares, which were issued on February 5, 2025, pursuant to the Copyright Agreement dated January 9, 2025, par value $0.0025 per share, for an aggregate consideration of $8,100,000, in exchange for the 27 pieces of music works created by Nine Star (see Note 15 for details).

The Company evaluates all events and transactions that occur after June 30, 2025 up through the date the Company issues the consolidated financial statements. Other than the event disclosed above and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.